EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information Employee Allowance [Abstract]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

19. Employee retention allowance

The following table summarizes information about changes to the Company's employee retention provision during the years  ended December 31, 2019 and 2018.

$
Balance at December 31, 2017	208,153
Disbursements	(19,547)
Foreign exchange gain	(16,739)
Balance at December 31, 2018	171,867
Foreign exchange loss	8,652
Balance at December 31, 2019	180,519